Offerings	Jan. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$350,000,000 Senior Callable Floating Rate Notes due January 14, 2032
Amount Registered | shares	350,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 350,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 48,335
Offering Note
1	Final prospectus supplement

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$1,150,000,000 4.505% Senior Callable Fixed-to-Fixed Reset Rate Notes due January 14, 2032
Amount Registered | shares	1,150,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,150,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 158,815
Offering Note
1	Final prospectus supplement

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$1,500,000,000 5.057% Senior Callable Fixed-to-Fixed Reset Rate Notes due January 14, 2037
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,500,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 207,150
Offering Note
1	Final prospectus supplement